Share capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Amount of allotted and fully paid - classified as equity	£ 1,003	£ 1,002	£ 1,002
Ordinary shares [Member]
Statement Line Items [Line Items]
Number of authorised shares	61,084,135	48,699,456	33,467,504
Amount of allotted and fully paid - classified as equity	£ 3,054	£ 2,435	£ 1,673
Deferred shares [Member]
Statement Line Items [Line Items]
Number of authorised shares	1,000,001	1,000,001	1,000,001
Amount of allotted and fully paid - classified as equity	£ 1,000,001	£ 1,000,001	£ 1,000,001